UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/2003

Check here if Amendment [ ]; Amendment Number:_____
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Lawson Kroeker Investment Management, Inc.
Address:     8805 Indian Hills Drive, Suite 250
             Omaha, NE  68114

Form 13F File Number: 028-05512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Kenneth W. Kroeker
Title:  President
Phone:  (402) 392-2606

Signature, Place, and Date of Signing:

/s/ Kenneth W. Kroeker             Omaha, NE                      7/6/2003
----------------------             --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name
28-__________________               __________________________________
28-__________________               __________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   64

Form 13F Information Table Value Total:   $116,678


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F-file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

                        Lawson Kroeker Investment Management, Inc.
                                    FORM 13F
                                June 30, 2003

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAS9     1779  2420000 PRN      SOLE                  1885000            535000
LEVEL 3 COMMUNICATIONS INC CON CNV              52729NAG5     1587  2130000 PRN      SOLE                  1480000            650000
ABBOTT LABS                    COM              002824100     4364    99720 SH       SOLE                    66020             33700
AGERE CLASS B COMMON STOCK     COM              00845V209       40    17456 SH       SOLE                     6874             10582
AMERICAN INTERNATIONAL GROUP   COM              026874107      252     4569 SH       SOLE                     4569
AMN HEALTHCARE SERVICES, INC.  COM              001744101      254    20000 SH       SOLE                    20000
AVERY DENNISON CORP            COM              053611109     2923    58231 SH       SOLE                    37731             20500
BB&T Corp                      COM              054937107      587    17100 SH       SOLE                    17100
BERKSHIRE HATHAWAY INC         COM              084670108      218        3 SH       SOLE                        3
BERKSHIRE HATHAWAY INC CL B    COM              084670207      224       92 SH       SOLE                       92
BRISTOL MYERS SQUIBB CO        COM              110122108      485    17880 SH       SOLE                    17280               600
BURLINGTON RES INC             COM              122014103     5170    95610 SH       SOLE                    64785             30825
CATO CORP                      COM              149205106     4086   193815 SH       SOLE                   148590             45225
CHEVRONTEXACO CORP             COM              166764100     3670    50835 SH       SOLE                    31085             19750
CHICAGO BRIDGE & IRON          COM              167250109     5663   249670 SH       SOLE                   164820             84850
CHOLESTECH CORP                COM              170393102     1008   100540 SH       SOLE                    64640             35900
COLGATE PALMOLIVE CO           COM              194162103     2177    37560 SH       SOLE                    27185             10375
COMMONWEALTH TELEPHONE ENTERPR COM              203349105     3930    89439 SH       SOLE                    58320             31119
CONAGRA INC                    COM              205887102      718    30404 SH       SOLE                    30404
CORNING INC                    COM              219350105     2123   287251 SH       SOLE                   154051            133200
EXXON MOBIL CORP               COM              30231G102      349     9726 SH       SOLE                     9726
FIDELITY NATIONAL FINANCIAL    COM              316326107     4824   156813 SH       SOLE                   124300             32513
FPL GROUP                      COM              302571104     1218    18225 SH       SOLE                    18225
GENERAL ELECTRIC CO            COM              369604103      267     9300 SH       SOLE                     9300
GPE BRUX LAMBERT               COM              7097328       2470    54595 SH       SOLE                    34145             20450
HANOVER COMPRESSOR             COM              410768105      154    13650 SH       SOLE                    13450               200
HILLENBRAND INDUSTRIES INC     COM              431573104     1248    24745 SH       SOLE                    24745
HONEYWELL INTERNATIONAL INC    COM              438516106      228     8500 SH       SOLE                     8500
HOUSTON EXPLORATION COMPANY    COM              442120101     4532   130610 SH       SOLE                    89785             40825
INTERNATIONAL BUSINESS MACH    COM              459200101      206     2500 SH       SOLE                     2500
JOHNSON & JOHNSON              COM              478160104      207     4010 SH       SOLE                     4010
KANSAS CITY SOUTHERN INDUSTRIE COM              485170302     2725   226525 SH       SOLE                   151500             75025
KIMBERLY CLARK CORP            COM              494368103      266     5100 SH       SOLE                     5100
LABORATORY CORP OF AMERICA     COM              50540R409      784    26000 SH       SOLE                    26000
LEVEL 3 COMMUNICATIONS         COM              52729N100     1667   250375 SH       SOLE                   129275            121100
LIBERTY MEDIA CO               COM              530718105     2792   241497 SH       SOLE                   162072             79425
LILLY ELI & CO                 COM              532457108     1074    15567 SH       SOLE                    15067               500
LINCOLN ELECTRIC HOLDINGS, INC COM              533900106     3751   183705 SH       SOLE                   142555             41150
MCKESSON HBOC INC              COM              58155Q103     5233   146405 SH       SOLE                   113335             33070
MONY GROUP INC COM             COM              615337102     1720    63820 SH       SOLE                    48020             15800
NATIONAL FUEL GAS COMPANY      COM              636180101     1244    47750 SH       SOLE                    47750
NATIONWIDE FINANCIAL SERVICES  COM              638612101     3399   104580 SH       SOLE                    69805             34775
NDC HEALTH                     COM              639480102     2996   163270 SH       SOLE                   119195             44075
NEWMONT MNG CORP               COM              651639106     4897   150870 SH       SOLE                    99570             51300
NISOURCE INC.                  COM              65473P105      249    13110 SH       SOLE                    13110
PERFORMANCE FOOD GROUP         COM              713755106     4180   112977 SH       SOLE                    84177             28800
PFIZER, INC.                   COM              717081103     6013   176073 SH       SOLE                   133058             43015
PLUM CREEK TIMBER              COM              729251108     3733   143855 SH       SOLE                    97680             46175
PUDGET SOUND ENERGY            COM              745310102      262    10970 SH       SOLE                    10970
RCN CORP.                      COM              749361101      583   294200 SH       SOLE                   183300            110900
RENAL CARE GROUP               COM              759930100      209     5950 SH       SOLE                     5950
REYNOLDS & REYNOLDS CO         COM              761695105      270     9450 SH       SOLE                     9450
RFS HOTELS INVESTORS, INC      COM              74955J108      502    40725 SH       SOLE                    40725
ROYAL DUTCH PETE CO NY REG SH  COM              780257804      819    17575 SH       SOLE                    17575
SBC COMMUNICATIONS, INC        COM              78387G103      208     8153 SH       SOLE                     8153
SENSE TECHNOLOGIES INC         COM              816923106        2    10000 SH       SOLE                    10000
SENSIENT TECHNOLOGIES CORP     COM              81725T100     1279    55635 SH       SOLE                    55635
SITEL CORP                     COM              82980K107       16    10500 SH       SOLE                    10500
SUNGARD DATA SYSTEMS           COM              867363103      821    31700 SH       SOLE                    31700
UNION PACIFIC CORP             COM              907818108      209     3600 SH       SOLE                     3600
UNOCAL CORP                    COM              915289102     1282    44690 SH       SOLE                    44690
VIACOM, INC. - CLASS B         COM              925524308     4928   112869 SH       SOLE                    82390             30479
VULCAN MATERIALS               COM              929160109     1103    29758 SH       SOLE                    23258              6500
WYETH                          COM              983024100      501    11000 SH       SOLE                    10800               200
                                                Total      116,678